Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Summary of weighted average number of common shares outstanding
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Issued common shares at beginning of period	90,515,140	90,279,794	90,515,140	85,545,875
Effect of shares issued	750,000	140,139	750,000	2,689,564
Weighted average number of common shares outstanding - basic	91,265,140	90,419,933	91,265,140	88,235,439

Weighted average number of shares outstanding - diluted	91,265,140	105,439,009	91,265,140	88,235,439